Earnings per share (Details 2) - ARS ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Diluted
Profit / (loss) for the year of continuing operations attributable to equity holders of the parent	$ 60,243	$ 74,487	$ (80,877)
Loss for the year of discontinued operations attributable to equity holders of the parent	0	0	(24,923)
Profit / (loss) for the year per share attributable to equity holders of the parent	$ 60,243	$ 74,487	$ (105,800)
Weighted average number of ordinary shares outstanding	745	741	550
Diluted earnings per share	$ 80.86	$ 100.52	$ (192.36)